Equity and Divestitures (Details) - SPAC Merger [Member]	Jun. 30, 2026 shares
Schedule of Illustrates the Shareholders [Line Items]
Reserved shares (in Shares)	388,737
Ordinary shares authorized	12,609,224
Ordinary shares issued	12,609,224